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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
              METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE

                      METLIFE VARIABLE SURVIVORSHIP LIFE II
                  METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 3)

                          SUPPLEMENT DATED MAY 28, 2008
                                     TO THE
                        PROSPECTUSES DATED APRIL 28, 2008


This supplement changes certain information contained in the April 28, 2008 prospectus that we sent to you. The financial statements of MetLife Insurance Company of Connecticut included in the prospectus are replaced with the attached restated financial statements. You should read and retain this supplement.